Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

10.  Intangible Assets

Intangible assets, net consisted of the following (in thousands):

	As of December 31, 2021
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,555	$(4,564)	$5,991
Internally developed software	14,975	(11,477)	3,498
Total	$25,530	$(16,041)	$9,489

	As of December 31, 2020
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,653	$(3,085)	$7,568
Internally developed software	12,386	(9,008)	3,378
Total	$23,039	$(12,093)	$10,946

The foreign currency exchange difference related to the gross book value of the GM data sharing agreement as of December 31, 2021 compared to December 31, 2020 was $0.1 million. Amortization expense was $1.5 million and $1.4 million, for the years ended December 31, 2021 and 2020, respectively.

Amortization for internally developed software was $2.6 million and $2.4 million for the years ended December 31, 2021 and 2020, respectively. The Company did not recognize any intangible asset impairment losses for the years ended December 31, 2021 and 2020.

The estimated aggregate amortization expense, excluding effects of currency exchange rates, for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows (in thousands):

Fiscal Year Ended December 31,
2022	$3,465
2023	2,567
2024	1,990
2025	1,467
2026	—
$9,489